GOODWILL AND INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 44,904	$ 41,826
Additions (Note 8)	31,654	3,078
Goodwill, ending balance	76,558	44,904
Brand Direct | Operating Segments
Goodwill [Roll Forward]
Goodwill, beginning balance	8,616	8,616
Additions (Note 8)	9,760	0
Goodwill, ending balance	18,376	8,616
Marketplace | Operating Segments
Goodwill [Roll Forward]
Goodwill, beginning balance	32,660	32,660
Additions (Note 8)	21,894	0
Goodwill, ending balance	54,554	32,660
Other | Operating Segments
Goodwill [Roll Forward]
Goodwill, beginning balance	3,628	550
Additions (Note 8)	0	3,078
Goodwill, ending balance	$ 3,628	$ 3,628